Cover	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity File Number	001-39644
Entity Registrant Name	ARCHAEA ENERGY INC.
Entity Central Index Key	0001823766
Entity Tax Identification Number	85-2867266
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4444 Westheimer Road
Entity Address, Address Line Two	Suite G450
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	346
Local Phone Number	708-8272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LFG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable